Segment information and revenue from contracts with customers - Reconciliation of segment Adjusted EBITDA to Group loss before taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment information
Sharebased payment expenses (Note 21)	€ 1,461	€ (5,471)	€ (3,486)
Depreciation and amortization	(8,932)	(10,464)	(13,728)
Operating loss	(36,773)	(56,623)	(58,439)
Financial costs, net	(1,823)	(799)	(1,375)
Income tax expenses	(107)	70	(224)
Loss for the period	(31,841)	(46,246)	(21,986)
Operating segment
Segment information
Reported segment Adjusted EBITDA	13,240	7,815	3,282
Reported segment Adjusted EBITDA after corporate expenses	(27,857)	(38,124)	(39,053)
Operating loss	(36,773)	(56,623)	(58,439)
Financial costs, net	(1,823)	(799)	(1,375)
Income tax expenses	(107)	70	(223)
Loss for the period	(38,703)	(57,352)	(60,038)
Corporate
Segment information
Corporate expenses	(41,097)	(45,939)	(42,335)
Depreciation and amortization	(6,340)	(5,849)	(4,670)
Share-based payment expenses
Segment information
Sharebased payment expenses (Note 21)	16	(8,035)	(5,658)
Depreciation and amortization
Segment information
Depreciation and amortization	€ (8,932)	€ (10,464)	€ (13,728)